Investments	12 Months Ended
Dec. 31, 2016
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	25,240,000	144,580,000	20,823,851
Total held-to-maturity investments	25,240,000	144,580,000	20,823,851
- Available-for-sale investments
- Fixed income products	496,565,847	154,594,435	22,266,230
Total available-for-sale investments	496,565,847	154,594,435	22,266,230
- Other short-term investments	38,268,052	—	—
Total short-term investments	560,073,899	299,174,435	43,090,081
Long-term investments
- Held-to-maturity investments
- Fixed income products	56,180,000	134,500,000	19,372,029
Total held-to-maturity investments	56,180,000	134,500,000	19,372,029
- Available-for-sale investments	10,069,729	—	—
- Other long-term investments
- Private equity funds products	78,390,404	95,568,533	13,764,732
- Other investments	107,141,812	116,851,794	16,830,159
Total other long-term investments	185,532,216	212,420,327	30,594,891
Total long-term investments	251,781,945	346,920,327	49,966,920
Total investments	811,855,844	646,094,762	93,057,001

Held-to-maturity investments consist of investments in fixed income products that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB12,496,501, RMB4,856,760 and RMB21,393,276 for the years ended December 31, 2014, 2015 and 2016, respectively. As of December 2015, the gross unrecognized holding loss was RMB2,375,351. As of December 2016, the gross unrecognized holding gain was RMB1,360,819. Of the long-term held-to-maturity investments, RMB133,500,000 and RMB1,000,000 will mature in 2019 and 2021, respectively. Held-to-maturity investments also include investments in debt securities managed by the Group of RMB 46,180,000 and RMB 124,500,000 as of December 31, 2015 and 2016, respectively.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. Changes in fair value of the available-for-sale investments, net of tax, for the year ended December 31, 2015 and 2016 was RMB44,166,013 and RMB22,982,796, recorded in the other comprehensive income, of which RMB43,447,599 and RMB27,692,936 was realized and reclassified from other comprehensive income to “investment income” in the consolidated statements of operations during the year. As of December 31, 2015 and 2016, the net unrealized gain, net of tax, remained in other comprehensive income was RMB3,393,019 and RMB392,290, respectively. The amortized cost of the available-for-sale investments as of December 31, 2015 and 2016 was RMB495,847,433 and RMB152,950,000, respectively. There’s no investment with realized or unrealized losses during the periods presented.

Other short-term investments consist of investments in secondary market equity funds of funds that are not publicly traded. The Group accounted for these secondary market equity funds of funds using the cost method of accounting due to the fact that the Group does not have significant influence over the funds and the investment is not more than minor.

Other long-term investments consist of investments in three private equity funds as a limited partner with less than 3% equity interest, equity investment of common shares of three companies with less than 15% interest and equity investments of series B preferred share in PPDAI Group Inc. In 2014, the Company invested RMB14,413,099 in PPDAI Group Inc., by subscribing and purchasing Series B Preferred Shares, representing 2.62% of the investee’s issued share capital. PPDAI Group Inc. is a private entity primarily engaged in the P2P internet lending business. The equity interests in PPDAI Group Inc., held by the Company was diluted to 1.96% as of December 31, 2016. The Group accounted for these private equity funds investments and equity investment in private entity using the cost method of accounting due to the fact that the Group has no significant influence on the investees.